Segall Bryant & Hamill Short Term Plus Fund
SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
Investment Objective
The Segall Bryant & Hamill Short Term Plus Fund (the "Fund") seeks to provide current income and competitive total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Short Term Plus Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Short Term Plus Fund		Retail Class	Institutional Class
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	10.52%	10.36%
Total Annual Fund Operating Expenses		10.77%	10.61%
Fee Reductions and/or Expense Reimbursements	[2]	10.28%	10.21%
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	[2]	0.49%	0.40%
[1]	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
[2]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.49% and 0.40% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense wavers for the one-year contractual period and the total operating expenses without expense waivers for years two through three.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Short Term Plus Fund - USD ($)	One Year	Three Years
Retail Class	50	2,173
Institutional Class	41	2,138

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. The Fund's annual Portfolio Turnover rate will be reported once the Fund completes a full calendar year of operations.

Principal Investment Strategies of the Fund
•	The Fund invests 80% or more of its assets in investment-grade debt securities–those rated in the top four rating categories by at least one nationally recognized rating agency, such as Moody's or Standard & Poor's (a "Rating Agency"). The dollar-weighted average quality is expected to be "Baa" or better. A "Baa" rating typically is the lowest of the four investment-grade categories.

•	The Fund may invest up to twenty percent (20%) of its assets in high yield securities. The Fund considers "high yield" securities to include securities rated, at the time of purchase, below investment grade by at least one nationally recognized rating agency, such as Moody's or Standard & Poor's (a "Rating Agency") or are unrated and determined to be of comparable quality by the Adviser and may include securities that are already in default.

•	The Fund expects to maintain an effective duration of between 4 and 7 years and an effective maturity of between 7 and 12 years, under normal circumstances.

•	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in investment-grade securities with average maturities of five years or less and the dollar weighted average maturity will be three years or less. Investment-grade securities for purposes of this limitation include corporate bonds, government and agency securities, mortgage-backed securities, mortgage pass-through securities, asset-backed securities, taxable municipal bonds, bonds issued in the U.S. by foreign entities, and zero coupon bonds.

•	Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to ten percent (10%) in non-U.S. dollar-denominated securities.

•	The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

•	The portfolio management team implements an investment strategy that is based on bottom up research and security selection. The team opportunistically seeks inefficiencies within the bond market created by the size of the market, behaviors of large investors and the nature of over-the-counter trading. The team also opportunistically focuses on discrepancies in credit ratings provided by different credit rating agencies to provide income.

•	The team uses a multiple step screening process and internally built modeling to identify suitable investments, taking into account financial and credit strength, operating cash flow, free cash flow stability, interest coverage and leverage ratios. The team typically focuses on publicly available data and company data rather than third-party research. The team also meets with company management teams in a variety of venues, including direct phone contact, conferences, one-on-one meetings at conferences, visits to our offices, company-site analyst days and quarterly earnings calls, to better understand potential investments.

•	Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk. Potential transactions are analyzed to evaluate impact on the entire portfolio.

•	Securities may be sold when conditions have changed, and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund's portfolio could fall. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

•	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

•	Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund's income may decline due to a decrease in interest rates. This risk is generally higher for shorter-term bonds and lower for longer- term bonds.

•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

•	Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

•	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter- term securities. For example, the approximate percentage change in the price of a security with a two -year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

•	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund's portfolio.

•	Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

•	Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities, and by extension, the value of the Fund's portfolio. Mortgage-backed securities are also subject to pre-payment risk. Due to their often-complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

•	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

•	New Fund Risk: The Fund is new and therefore has limited or no performance history for investors to evaluate.

•	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

•	Risk of Loss: You could lose money by investing in the Fund.

•	U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Performance Information

The Fund commenced operations on December 17, 2018. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns, and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund's website at www.sbhfunds.com or by calling (800) 392-2673.